Defined Contribution Plans - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Cost Recognized	$ 205,329